Portfolio of Investments November 30, 2024
NCA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.5% (97.9% of Total Investments)
X 298,860,838 MUNICIPAL BONDS - 95.5%  (97.9% of Total Investments) X –
CONSUMER STAPLES - 0.6% (0.6% of Total Investments)
$ 70,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 66,472
4,895,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/41 1,942,973
TOTAL CONSUMER STAPLES 2,009,445
EDUCATION AND CIVIC ORGANIZATIONS - 3.1% (3.2% of Total Investments)
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 1,996,931
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 1,017,640
220,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 220,884
1,425,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 1,442,857
3,780,000 University of California, General Revenue Bonds, Limited Project
Series 2017M
5 .000 05/15/47 3,919,012
1,070,000 University of California, General Revenue Bonds, Series 2018AZ 5 .000 05/15/38 1,139,977
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 9,737,301
HEALTH CARE - 10.9% (11.2% of Total Investments)
4,105,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 4,201,896
1,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,054,590
2,045,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 2,036,245
1,815,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/44 1,826,736
3,700,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 3,668,672
445,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .250 12/01/49 496,608
240,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 240,453
840,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 840,192
3,245,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 3,520,135
1,600,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 1,608,272
2,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/47 1,879,820
120,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 121,666
100,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 101,056
1,090,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 1,091,463
400,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 402,341
520,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A - AGM Insured
5 .250 11/01/52 556,860
1,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 1,014,426

Portfolio of Investments November 30, 2024
(continued)
NCA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE (continued)
$ 150,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/34 $ 150,096
5,800,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 5,861,473
1,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 1,037,597
245,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 265,320
2,000,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
5 .000 05/15/47 2,205,250
TOTAL HEALTH CARE 34,181,167
HOUSING/MULTIFAMILY - 9.0% (9.2% of Total Investments)
1,445,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 983,158
2,190,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 1,765,187
1,650,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 1,250,581
1,285,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 1,120,072
2,028,945 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 2,052,057
1,803,113 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 1,766,523
316,595 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 327,697
1,769,814 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 1,849,404
2,320,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 1,828,748
800,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 647,050
125,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 105,453
1,130,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 798,798
1,465,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 1,305,320
2,005,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 1,651,858
2,710,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 2,424,376
2,120,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 1,676,437
220,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 178,257
950,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 665,122
405,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 320,861
865,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 790,413

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 530,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000% 12/01/56 $ 403,795
555,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2
3 .000 12/01/56 391,792
795,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 658,353
560,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 397,725
2,035,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 1,246,964
2,080,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 1,476,024
TOTAL HOUSING/MULTIFAMILY 28,082,025
LONG-TERM CARE - 0.2% (0.2% of Total Investments)
545,000 California Health Facilities Financing Authority, Insured Revenue
Bonds, Community Program for Persons with Developmental
Disabilities, Series 2011A
6 .250 02/01/26 546,490
TOTAL LONG-TERM CARE 546,490
TAX OBLIGATION/GENERAL - 23.8% (24.4% of Total Investments)
4,000,000 Anaheim Union High School District, Orange County, California,
General Obligation Bonds, 2014 Election Series 2019 - BAM
Insured
3 .000 08/01/40 3,725,173
10,000,000 Berkeley Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2020 Series 2024D
4 .000 08/01/54 10,079,550
375,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250 08/01/46 391,578
5,000 California State, General Obligation Bonds, Series 2013 5 .000 02/01/29 5,011
3,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2015
5 .000 08/01/34 3,021,182
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5 .000 10/01/48 2,100,972
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2023
5 .000 09/01/26 5,200,975
3,000,000 Chaffey Community College District, San Bernardino County,
California, General Obligation Bonds, Taxable Refunding Series
2019
4 .000 06/01/43 3,037,132
1,000,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series
2017C
5 .250 08/01/47 1,037,316
5,000,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000 08/01/55 5,331,817
4,200,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,220,480
2,000,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4 .000 08/01/51 2,018,800
690,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4 .000 08/01/41 696,895
2,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 2,004,211
519,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 500,068
840,000 San Benito High School District, San Benito and Santa Clara
Counties, California, General Obligation Bonds, 2016 Election
Series 2017
5 .250 08/01/46 877,787

Portfolio of Investments November 30, 2024
(continued)
NCA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 11,875,000 (b) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A
0 .000% 09/01/41 $ 12,847,883
19,860,000 (b) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 17,328,068
TOTAL TAX OBLIGATION/GENERAL 74,424,898
TAX OBLIGATION/LIMITED - 8.6% (8.9% of Total Investments)
925,000 Bell Community Redevelopment Agency, California, Tax
Allocation Bonds, Bell Project Area, Series 2003 - RAAI Insured
5 .625 10/01/33 927,043
70,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 70,034
1,000,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 1,065,722
55,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 58,019
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,048,625
4,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5 .000 06/01/39 4,112,465
2,300,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior Lien
Series 2017A
5 .000 07/01/42 2,413,851
4,923,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,945,222
29,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 29,000
2,095,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,099,300
625,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 678,707
140,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 140,224
5,000,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
North Redevelopment Project, Refunding Series 2016A - NPFG
Insured
5 .000 08/01/41 5,133,723
55,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 55,160
1,000,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/33 1,039,380
765,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 787,304
195,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750 09/01/32 206,781
2,185,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 2,249,629
TOTAL TAX OBLIGATION/LIMITED 27,060,189

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TRANSPORTATION - 16.8% (17.2% of Total Investments)
$ 1,000,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375% 07/01/49 $ 1,013,279
225,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 224,416
10,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 10,658,141
2,670,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/33 2,817,508
1,480,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 1,572,513
2,345,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 2,515,560
3,075,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4 .000 07/01/51 3,080,094
4,200,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/40 4,757,004
16,295,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 16,892,600
3,740,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Governmental
Purpose Series 2016C
5 .000 05/01/46 3,823,605
4,160,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 4,282,009
665,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 667,730
250,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 250,378
TOTAL TRANSPORTATION 52,554,837
U.S. GUARANTEED - 1.4% (1.4% of Total Investments) (c)
1,500,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Series 2019S-H, (Pre-refunded
4/01/29)
5 .000 04/01/44 1,663,364
285,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2015A, (Pre-
refunded 8/15/25)
5 .000 08/15/43 289,273
795,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 831,585
130,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 139,250
1,250,000 California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Various Correctional
Facilities Series 2014A, (Pre-refunded 12/30/24)
5 .000 09/01/39 1,251,842
80,000 Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Series 2015A, (Pre-refunded 6/01/25)
5 .000 06/01/40 80,876
100,000 Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Series 2015A, (Pre-refunded 6/01/25)
5 .000 06/01/40 101,096
TOTAL U.S. GUARANTEED 4,357,286

Portfolio of Investments November 30, 2024
(continued)
NCA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTILITIES - 21.1% (21.6% of Total Investments)
$ 9,570,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000% 05/01/54 $ 10,391,011
850,000 California Infrastructure and Economic Development Bank. Clean
Water State Revolving Fund Revenue Bonds, Green Series 2018
5 .000 10/01/43 900,423
1,375,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 1,375,673
3,750,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 3,750,483
1,500,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 1,561,068
1,800,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 2,113,332
835,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2016B
5 .000 07/01/37 852,103
2,425,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5 .000 07/01/48 2,539,145
1,890,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/40 2,088,551
3,395,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/45 3,683,159
3,795,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022A
5 .000 07/01/51 4,126,744
4,150,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022B
5 .000 07/01/47 4,560,975
1,500,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2018B
5 .000 07/01/38 1,604,358
2,500,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/36 2,799,547
6,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/38 6,681,385
1,400,000 Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A
5 .000 06/01/38 1,494,516
1,000,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 1,301,217
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,062,951
5,775,000 Riverside, California, Sewer Revenue Bonds, Refunding Series
2018A
5 .000 08/01/39 6,156,212
2,670,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5 .000 08/01/32 2,771,780
3,000,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5 .000 08/01/37 3,092,567
TOTAL UTILITIES 65,907,200
TOTAL MUNICIPAL BONDS
(Cost $288,144,297) 298,860,838
TOTAL LONG-TERM INVESTMENTS
(Cost $288,144,297) 298,860,838
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0% (2.1% of Total Investments)
X 6,300,000 MUNICIPAL BONDS - 2.0%  (2.1% of Total Investments) X –
U.S. GUARANTEED - 0.8% (0.8% of Total Investments) (c)
$ 2,500,000 (c),(d) BLACKROCK MUN W 7 ADJUSTABLE VAR, (AMT) 3 .650 09/01/54 $ 2,500,000
TOTAL U.S. GUARANTEED 2,500,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
US GUARANTEED - 1.2% (1.3% of Total Investments)
$ 3,800,000 (a),(d) BLACKROCK MUN W 7 ADJUSTABLE VAR, (AMT) 3 .650% 09/01/54 $ 3,800,000
TOTAL US GUARANTEED 3,800,000
TOTAL MUNICIPAL BONDS
(Cost $6,300,000) 6,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,300,000) 6,300,000
TOTAL INVESTMENTS - 97.5%
(Cost $294,444,297) 305,160,838
OTHER ASSETS & LIABILITIES, NET - 2.5% 7,728,558
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 312,889,396
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 298,860,838 $ – $ 298,860,838
Short-Term Investments:
Municipal Bonds – 6,300,000 – 6,300,000
Total
$ – $ 305,160,838 $ – $ 305,160,838
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $41,538,295 or 13.6% of Total Investments.
(b) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax